[Katten Muchin Rosenman LLP Letterhead]

November 16, 2005

VIA EDGAR AND MESSENGER Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549 Attention: H. Christopher Owings	Richard M. Graf rgraf@kattenlaw.com 202.625.3537 202.339.6058 fax

RE:	dELiA*s, Inc. Amendment No. 1 to
Registration Statement on Form S-1 (File No. 333-128153)

Dear Mr. Owings:

On behalf of our client, dELiA*s, Inc. (the “Company”), set forth below are responses to the letter of comment from the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated November 10, 2005 (the “Letter”) relating to the above-referenced Amendment No. 1 to the Registration Statement on Form S-1 (the “Registration Statement”). The comments from the Letter are repeated below and, for convenience of reference, the number beside each of the following comments corresponds to the paragraph numbering indicated in the Letter. Please note that we have not changed the page numbers in the headings or comments from the Letter, but the page numbers contained in our responses below refer to the enclosed Amendment No. 2 to the Registration Statement (the “Amendment”).

To facilitate your review, we have included a marked copy of the Amendment that reflects the changes made to Amendment No. 1 to the Registration Statement originally filed with the Commission on October 26, 2005. On behalf of the Company, the following are responses to the Staff’s comments:

General

1.

We note your response to comment 1 in our letter dated October 7, 2005. On page 97, you have revised your disclosure to state that “you believe” that your three brands are “well-established.” Please tell us why you believe that your brands are “well-established.” Also, on page 99, you state that you are “a leading” direct marketing company.” Please tell us why you believe you are a “leading” direct marketing company. We note in your supplemental information that Alloy, Inc. is ranked 98 in the Multichannel Merchant 100 companies. However, since you are

H. Christopher Owings

Securities and Exchange Commission

November 16, 2005

being spun off from Alloy, Inc., please provide us with a source specifically referencing why you should be regarded as a leading direct market company.

Response:

The Company has two primary reasons to believe that its brands are well established. First, its brands have been in existence for a long period of time. The Alloy catalog has been circulated since 1997, the dELiA*s catalog has been circulated since 1994, the dELiA*s retail stores have been operating since November 1997 and the CCS catalog has been circulated since 1985. Since the start of fiscal 2001, the Company and its predecessors have circulated in excess of 155 million Alloy catalogs, 144 million dELiA*s catalogs and 65 million CCS catalogs. Second, the Company has a sizeable database, which includes information on 15.1 million persons who have either purchased merchandise or requested a catalog as of October 11, 2005, including approximately 4.8 million persons who have either purchased merchandise or requested a catalog within the last two years (which is approximately 15% of the approximately 33 million U.S. teenagers).

There are several reasons that the Company believes it is a “leading direct marketing company.” First, the Company’s brands have been in existence for significant periods of time. Second, over the last five years the Company and its predecessors have circulated in excess of 365 million catalogs. Third, the Company has obtained information from various surveys indicating that it is a leading direct marketing company. The rankings in the survey about which the Company previously provided information supplementally, the Multichannel Merchant 100, are based on those companies with the greatest annual catalog/internet revenues. As you noted, Alloy is listed as number 98 in 2004 with listed revenues of $184 million (though the number they used in establishing the ranking seems mistakenly to have been taken from the media side of Alloy’s business, as the Company’s direct marketing and retail revenues were approximately $199 million in fiscal 2004, which would have placed it in 89th place). Although the Company does not have any survey materials or other secondary sources ranking it instead of Alloy, as the Company has previously been operated as a series of indirect, wholly-owned subsidiaries of Alloy, substantially all of the revenues of Alloy upon which such Multichannel Merchant ranking was based were derived from brands and properties that will be part of the Company’s operations and assets after the completion of the Spinoff. Therefore, the Company is comfortable in relying upon such Alloy rankings as the basis for its belief that it is a “leading direct marketing company.”

Questions and Answers about the Spinoff and Rights Offering, page 1

Will I have to pay U.S. federal income taxes on my receipt . . . page 5

H. Christopher Owings

Securities and Exchange Commission

November 16, 2005

2.	We note your response to comment 6 in our letter dated October 7, 2005. Since counsel is unable to provide you with an unqualified opinion as to the tax-free nature of the spin-off, please include a cross reference to the risk factor indicating that the transaction may be taxable.

Response:

This answer has been revised to include, at the end, the requested cross reference.

Prospectus Summary, page 11

3.	We note that you included a third paragraph to this section in which you state that your prospectus summarizes various agreements that are “subject to, and qualified in their entirety by, the provisions of the summarized agreements, copies of which are filed as exhibits to, or incorporated as exhibits by reference to, the registration statement of which this prospectus forms a part.” Please remove this paragraph. Any discussion in your document that summarizes an agreement should be materially complete. Please revise any disclosure in your document discussing an agreement that is materially inaccurate or incomplete.

Response:

This section has been amended to delete the third paragraph in the introduction. No additional changes have been made in response to this comment, as the Company believes that the disclosure regarding the various agreements is accurate and complete in all material respects.

Our Company, page 11

4.	We note your response to comment 10 in our letter dated October 7, 2005. It appears that you removed the disclosure regarding duplicative names in your databases. Please tell us whether there are any duplicative names in the 15.1 million persons who purchased merchandise or requested catalogs from you, including the 4.8 million persons who purchased merchandise or requested a catalog within that last two years. If so, please discuss how this duplication affects the value of your databases.

Response:

To the best of the Company’s knowledge, and based on the additional analyses of its databases performed in response to the Staff’s prior comment on this section, neither the 15.1 million persons who have either purchased merchandise or requested a catalog from the Company as of October 11, 2005, nor the approximately 4.8 million persons who have either

H. Christopher Owings

Securities and Exchange Commission

November 16, 2005

purchased merchandise or requested a catalog within the last two years, includes any material number of duplicate names.

Risk Factors That May Affect Future Results, page 21

5.	We note your response to comment 11 in our letter dated October 7, 2005. However, some of your risk factors still do not clearly and concisely convey the actual risk to you or your business operations. Please revise or advise us on the following risk factors.

•	In the last risk factor on page 21, please disclose the risk you face having no recent operating history as an independent company.

•	In the last risk factor on page 25, please disclose the risk that competition with other retailers for sales and location in your retail store operations has on you. Also, please consider whether it is necessary to include the portion of this risk factor that states you are no longer able to rely on Alloy, Inc. to guaranty your leases, or whether it would be more appropriate to include this portion of the risk factor in your last risk factor on page 21.

•	In the third risk factor on page 40, please discuss how your intention not to pay dividends on your common stock is a risk to shareholders.

Response:

The disclosure in the last risk factor on page 21 has been revised so that such risk factor now clearly and concisely conveys the actual risk to the Company and its business operations. Additionally, the portion of the disclosure in the last risk factor on page 25 that relates to the Company’s inability to rely on Alloy, Inc. to guarantee its leases has been revised and moved and is now included as part of the disclosure in the last risk factor on page 21.

The last risk factor on page 25 has been revised to disclose the risk that competition with other retailers for sales and location in the Company’s retail store operations has on the Company. Finally, we have revised the third risk factor on page 40 to discuss how the Company’s intention not to pay dividends on its common stock is a risk to its stockholders.

Use of Proceeds, page 67

6.	We note your response to comment 16 in our letter dated October 7, 2005. Please reference the retail store expansion plan that you discuss in greater detail in your Management’s Discussion and Analysis section and your Our Business section.

H. Christopher Owings

Securities and Exchange Commission

November 16, 2005

Response:

Additional cross-references regarding the Company’s retail store expansion program has been added in the “Use of Proceeds” section on page 67.

Our Business, page 97

dELiA*s, page 98

7.	We note your response to comment 27 in our letter dated October 7, 2005. Please discuss what you believe to be the “profile” and “interests” of juniors in high school.

Response:

The disclosure on page 98 under the “Business Strengths – dELiA*s” subsection of the “Our Business” section has been revised to include a discussion of what the Company believes to be the “profile” and “interests” of juniors in high school.

Revenue Segments, page 91 [sic]

8.	We note your response to comment 31 in our letter dated October 7, 2005. Currently, you leave blank the percentage of the products you sell for which any one vendor accounts. If this number is greater than 10% for any one vendor, please discuss why the loss of this vendor or vendors would not have a material impact on your operations, and discuss why you believe there are sufficient alternative sources should you choose to, or be forced to, change the vendor or vendors.

Response:

The disclosure on page 100 under the “Revenue Segments” heading has been revised to reflect that no single vendor accounts for more than 10% of the products that the Company sells.

Direct Marketing Segment, page 101

9.	We note your response to comment 32 in our letter dated October 7, 2005. Please discuss the material of your “restrictive” return policy, if any.

Response:

The disclosure on page 101 under the “Direct Marketing Strategy” heading has not been revised. While the Company believes its merchandise return policy generally is more restrictive

H. Christopher Owings

Securities and Exchange Commission

November 16, 2005

than that of its competitors, it does not believe there is a material impact to its competitive position or business as a result of such policy.

Certain United States Federal Income Tax Considerations, page 126

10.	We note your response to comment 42 in our letter dated October 7, 2005. In the last paragraph on page 136, you state that the “Spinoff is conditioned upon receipt by Alloy, Inc. of an opinion from Weil, Gotshal & Manges LLP, special tax counsel to Alloy, Inc., substantially to the effect that the Spinoff should qualify as a tax-free spin-off to Alloy, Inc. and to Alloy, Inc.’s common stockholders.” In the last paragraph on page 137, you state that Weil, Gotshal & Manges LLP is unable to render an unqualified opinion as to the tax-free nature of the Spinoff. In your second full risk factor on page 35, please state that Weil, Gotshal & Manges LLP issued a qualified tax opinion, the reasons for issuing that qualified opinion, and indicate that there is a risk that the spin-off transaction will be taxable to your stockholders.

Response:

The disclosure in the second risk factor on page 35 has been revised to state that Weil, Gotshall & Manges LLP will be issuing a qualified opinion as to the tax free nature of the Spinoff and to include a discussion of why tax counsel is unable to issue an unqualified opinion. The disclosure has also been revised to indicate that there is a risk that the Spinoff will be taxable to the Company’s stockholders.

We believe the responses above fully address the comments contained in the Letter. If you have any questions regarding the Amendment, or the above responses, please contact the undersigned (202/625-3537) or Timothy J. Kuester (202/625-3574) of this Firm. Thank you for your prompt attention to this matter.

Very truly yours,

/s/ Richard M. Graf

Richard M. Graf

cc:	Mr. John Fieldsend, Esq.

Ms. Gina R. DiGioia

Mr. Edward Taffet

Mr. Matthew C. Diamond

H. Christopher Owings

Securities and Exchange Commission

November 16, 2005

Mr. James K. Johnson, Jr.

Mr. Robert Bernard

Mr. Walter Killough